Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Cash Flows
Net income (loss) from continued operations	€ (84,104)	€ 37,954	€ 3,591
Adjustments to reconcile consolidated net profit (loss) to net cash
Income tax expense (benefit)	(1,492)	2,778	(1,924)
Financial result	3,824	(8,537)	11,988
Depreciation and amortization	7,923	6,904	6,283
Net losses / (net gain) from the disposal of intangibles and PP&E	(133)	(602)	228
Reversal of impairments of financial assets, net	(20)	(22,696)	(3,091)
Other non-cash expenses	(1,432)	182	370
Listing expense	71,631
Working capital adjustments:
Changes in trade and other receivables	(3,580)	(6,729)	(16,610)
Changes in inventories	619	8,244	(5,821)
Change in working capital liabilities	5,086	(6,823)	5,674
Change in provisions	(598)	382	(408)
Taxes paid	(302)	(1,161)
Cash provided by (used in) operating activities	(2,578)	9,897	280
Purchases of intangible assets and property, plant and equipment	(5,111)	(6,907)	(4,616)
Receipts from sale and leaseback transaction		8,926
Investments in financial assets	(4)
Payment for loan to shareholder			(2,552)
Repayment of loan to shareholder		70,000
Proceeds from Disposal of a subsidiary	1,000
Interest received	61
Cash used in investing activities	(4,054)	72,019	(7,168)
Proceeds from debt financing	3,145		4,100
Payments for debt financing	(264)	(81,871)	(5,880)
Proceeds from Business Combination	14,443
Proceeds from shareholder loans			795
Payment of lease liabilities	(2,184)	(819)	(609)
Interest paid	(212)	(1,941)	(1,708)
Change in restricted cash	(30)	917	137
Transaction with (minority) shareholder	(10,939)
Cash (used in) provided by financing activities	3,959	(83,714)	(3,165)
Net increase (decrease) in cash and cash equivalents	(2,673)	(1,798)	(10,055)
Effect of foreign exchange rate changes on cash and cash equivalents	755	(824)
Cash and cash equivalents at the beginning of the period	5,710	8,332	18,384
Cash and cash equivalents at the end of the period	€ 3,791	€ 5,710	€ 8,332